Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2025
C000229455 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)
C000222972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)
C000229451 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)
C000222968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)
C000229452 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)
C000222969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)
C000229454 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)
C000222971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)
C000229453 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)
C000222970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)
C000229450 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)
C000222967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)
Bloomberg Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aggregate Bond Index
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500